GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Gross goodwill	$ 525,200,000	$ 508,900,000
Accumulated impairment losses of goodwill	11,900,000	11,500,000
Goodwill	513,312,000	497,453,000	$ 511,333,000
Additions	20,000	855,000
Amortization expense	10,200,000	10,900,000	11,400,000
Impairment of goodwill and intangible assets	0	$ 0	$ 0
DOLE brand
Goodwill [Line Items]
Gross Carrying Amount	$ 306,280,000